Commitments and contingencies - License Agreements (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended
	Apr. 28, 2016	Jun. 30, 2016	May 31, 2015	Sep. 30, 2016
License agreement
Impairment of in-process research and development				$ 5,228
License agreement | CCTEC
License agreement
Impairment of in-process research and development		$ 5,200
License agreement | Antisense Therapeutics
License agreement
Amount invested			$ 2,000
Prior written notice period for termination of agreement			90 days
One-time payment as settlement for termination	$ 800
Consideration for return of Antisense shares	$ 0
License agreement | Antisense Therapeutics | Noncurrent other assets
License agreement
Value of equity			$ 1,100
Research and development | License agreement | Antisense Therapeutics
License agreement
Upfront license fee paid			$ 3,000
In process research and development
License agreement
Impairment of in-process research and development				$ 5,228